Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 246.6	$ 325.3
Reversal/Write-off	44.5	15.2
Effect of exchange rate changes	0.0	(0.3)
Ending balance	$ 291.1	$ 340.2